Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Inventories Inventories consist of the following:

	December 31,
	2024	2023
Raw materials	$—	$814
Finished goods	28,638	53,130
Inventories	$28,638	$53,944